11. Recoverable taxes	12 Months Ended
Dec. 31, 2017
Recoverable Taxes
Recoverable taxes
	2017	2016
State value-added tax on sales and services – ICMS (note 11.1)	1,886	545
Provision for non-realization to ICMS	(369)	-
Social Integration Program/Contribution for Social Security Financing-PIS/COFINS (note 11.2)	424	418
Income tax on short term investments	13	45
Income tax and Social Contribution	71	80
Social Security Contribution - INSS	312	211
Other	6	7
Total	2,343	1,306

Current	596	674
Noncurrent	1,747	632

Company records ICMS (State VAT) credits as a reduction of cost of sales, only if sufficient evidence is obtained based on legal opinion, documental and factual evidences, including the estimate of realization.

11.1 ICMS (State VAT)

Since 2008, the Brazilian States have been substantially changing their laws aiming at implementing and broadening the ICMS (State VAT) tax substitution system (“ICMS-ST”). Referred system implies the prepayment of ICMS throughout the commercial chain, upon goods outflow from manufacturer or importer or their inflow into the State. The expansion of such system to a wider range of products traded at retail is based on the assumption that the trading cycle of these products will end in the State, so that ICMS is fully owed thereto.

In order to supply its stores, the Company maintains distribution centers strategically located in certain States and in the Federal District, which receive goods with ICMS-ST included in the purchase price on behalf of entire supply chain, and then the goods are shipped to locations in other States. Such interstate shipment entitles the Company to a refund of prepaid ICMS, i.e., the ICMS of the commercial chain paid in acquisition becomes a tax credit to be refunded, pursuant to the State laws.

The refund process requires the evidence through tax documents and digital files of the operations that entitled the Company to refund. Only after its previous legal ratification by State Tax Authorities and/or compliance with specific ancillary obligations aiming to support these credits, which occurs in periods after these credits are generated.

Since the number of items traded at retail, subject to tax substitution, has been continuously increasing, the tax credits to be refunded by the Company have also grown. The Company has been using such authorized tax credits to offset against state tax liabilities owed after having obtained the special Regime and also through other procedures covered by State rules.

For credits that cannot be offset immediately, the Company’s Management understands that future realization is probable based on a technical feasibility study, on the expectation of future growth and the offset against debts deriving from its operations. These studies were prepared and periodically revised based on information extracted from strategic planning previously approved by the Company’s Board of Directors. Management has implemented monitoring controls over the progress of the plan annually established, assessing and including new elements that contribute to the realization of ICMS tax credits, net of provision of R$369, as shown below:

Up to one year	318
From 1 to 2 years	228
From 2 to 3 years	172
From 3 to 4 years	148
From 4 to 5 years	139
More than 5 years	512
1,517

In 2017, the Company re-assessed its position in relation to the recognition of ICMS-STrelated to prior periods, and started taking credits over sales since November 2016, when the Supreme Court (“STF”) ruled that all tax payers have the right over the difference between the ICMS-ST paid in advance by the supplier included in the purchase price, and the effective margin on the sale.

The Company also considered in the conjunction of the elements that supported the recognition of the tax credit as ruled by STF in October 2016, the current tax positions over other tax matters that were potentially conflicting with the thesis being analyzed, legal opinions from external lawyers, and based on available information and estimations of the amounts calculated starting from January 2009, the Company recognized tax credits of R$1,092 related to prior years, being R$723 recognized by the Company and R$369 by the subsidiary Sendas Distribuidora. In the case of Sendas it was recorded simultaneously a provision of R$369, due to the lack of perspective of realization of the related credit. The net amount of R$723 was recognized as a reduction of the cost of goods sold in accordance with the accounting practice adopted by the Company.

11.2.	PIS and COFINS credit

The Company records PIS and COFINS credits when the Company obtain evidences to conclude about the rights of the credit. Evidences include i) Interpretation of tax legislation, ii) internal and external factors as legal practices and interpretation of the market and iii) accounting evaluation about the matter. These credits are recorded as a reduction of profit and loss accounts depending on the nature of tax credits calculated and recognized.

In 2016, the Company recognized PIS/COFINS credits calculated on taxes subject to tax substitution, that complement the purchase cost of products for resale in the amount of R$641 (R$353 related to discontinued operations and R$288 to continued operations).The Company also maintained the application of tax benefit that reduced to zero the rate of PIS/COFINS on gross sale of certain electronic products (Lei do Bem or MP 690/2014 converted to law 13.241/15), which resulted in 2016 the recognition of the amount of R$600, recorded as a reduction of sales taxes (R$567 in discontinued operations and R$33 in continued operations).